Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2015
Loss Per Share [Abstract]
Schedule of Computations of Numerator and Denominator of Loss Per Basic and Diluted Share
	Three months ended September 30,		Nine months ended September 30,
	2015	2014	2015	2014
	In thousands, except per share amounts
Numerator:
Net loss attributable to Stratasys Ltd.	$(901,273)	$(31,328)	$(1,140,492)	$(27,414)
Adjustment of redeemable non-controlling interest to redemption amount	-	-	(1,800)	-

Net loss attributable to Stratasys Ltd. for basic and diluted share.	(901,273)	(31,328)	(1,142,292)	(27,414)

Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	51,941	50,490	51,437	49,717

Net loss per share attributable to Stratasys Ltd.
Basic	$(17.35)	$(0.62)	$(22.21)	$(0.55)
Diluted	$(17.35)	$(0.62)	$(22.21)	$(0.55)